Composition of loans held-in-portfolio-noncovered loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	$ 21,611,866	[1]	$ 20,983,192	[1]
Commercial Multi Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	1,175,937		1,021,780
Commercial Real Estate Non Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	2,970,505		2,634,432
Commercial Real Estate Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	2,166,545		2,608,450
Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	3,724,197		3,593,540
Commercial Real Estate Construction Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	206,084		252,857
Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	6,681,476		6,078,507
Finance Leases Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	543,761		540,523
Legacy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	211,135	[2]	384,217	[2]
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	3,932,226		3,868,886
Consumer [Member] | Consumer Credit Card Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	1,185,272		1,198,213
Consumer [Member] | Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	478,211		491,035
Consumer [Member] | Personal [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	1,349,119		1,388,911
Consumer [Member] | Consumer Loans Auto Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	699,980		561,084
Consumer [Member] | Consumer Other Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	$ 219,644		$ 229,643

[1]	Non-covered loans held-in-portfolio at December 31, 2013 are net of $92 million in unearned income and exclude $110 million in loans held-for-sale. (December 31, 2012 - $97 million in unearned income and $354 million in loans held-for-sale.)
[2]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA segment.